Non-Controlling Interest (Details) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2023	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Non-Controlling Interest (Details) [Line Items]
Economic interest rate			73.00%	74.00%	74.00%
Transactions effective term				1 year	1 year
Employee benefits amount	$ 9.5	$ 6.9
Corresponding decrease						$ 16.4
Adjustment amount				$ 20.8	$ 15.3
Non-controlling interests [Member]
Non-Controlling Interest (Details) [Line Items]
Economic interest rate			27.00%	26.00%	26.00%